Annual Total Returns - FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO - FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO - Fidelity California Municipal Income Fund	Apr. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor California Municipal Income Fund - Class A
Bar Chart Table:
Annual Return 2014	10.21%
Annual Return 2015	3.18%
Annual Return 2016	(0.57%)
Annual Return 2017	5.52%
Annual Return 2018	0.34%
Annual Return 2019	7.25%
Annual Return 2020	4.15%
Annual Return 2021	1.42%
Annual Return 2022	(9.17%)
Annual Return 2023	6.07%